Law Offices

Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103-7018
(215) 564-8000

Direct Dial - (215) 564-8521
E-mail - jfeinourjr@stradley.com

February 24, 2020
VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	AIM ETF Products Trust File Nos. 333-235734 and 811-23504 Registration Statement on Form N-1A

Dear Sir/Madam:

Ladies and Gentlemen:
Attached herewith is Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (the “Pre-Effective Amendment”) for the Trust.  The Pre-Effective Amendment is being filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR pursuant to Rule 472 under the Securities Act of 1933, as amended.

The Pre-Effective Amendment is being filed for the purposes of:  (i) responding to comments received from the Staff of the SEC on the Trust’s initial Registration Statement on Form N-1A, which was filed with the SEC on December 27, 2019 and (ii) making certain other changes.

Please direct questions and comments relating to this filing to me at the above number, or in my absence, to Miranda Sturgis at (215) 564-8131.

Sincerely, /s/ J. Stephen Feinour, Jr._____ J. Stephen Feinour, Jr., Esquire